Assets Held for Sale	12 Months Ended
Dec. 31, 2022
Assets Held for Sale [Abstract]
Assets Held for Sale

18. ASSETS HELD FOR SALE
The Company had the following assets held for sale as at December 31, 2021, that were sold in 2022 (see Note 10):

	PP&E	ROU Assets	Goodwill	Lease Liabilities	Decommissioning Liabilities
Retail Gas Stations	498	54	—	(58)	(86)
Tucker	505	—	88	—	(33)
Wembley	159	—	—	—	(9)
	1,162	54	88	(58)	(128)